NICHOLAS II, INC.

                                                            May 25, 2000

Dear Fellow Shareholders,

     The trend in the new millennium has been volatility in the equity markets. After last year's wild speculation in the technology and biotechnology sectors, sanity has come back to the market this year. Many of last year's high-flyers are down anywhere from 50% to 80% from their highs reached near mid-March of 2000. The correction in the tech sector that began in mid-March has continued through the date of this letter. The recent correction, therefore, is not fully reflected in the numbers shown in the chart below which shows performance for the periods ended March 31,
2000.   Nicholas II's returns are more in line with benchmark indices because the Fund did not correct as drastically as the indices. We feel somewhat vindicated by our stance which has been to stick with our principals of investing, and we hope going forward the market will remain more rational and less speculative.

     Returns for Nicholas II and selected indices are provided in the chart below for the periods ended March 31, 2000.


                                                                               Average Annual Total Return*
                                                                      ------------------------------------------------

                                                    Three     Six
                                                    Months   Months   1 Year   3 Years   5 Years   10 Years   15 Years
                                                    ------   ------   ------   -------   -------   --------   --------
Nicholas II, Inc. (Distributions Reinvested)...... (1.11)%   13.24%    4.57%    14.06%    16.13%    13.82%     13.68%
Russell 2000 Index(Dividends Reinvested)..........   7.08%   26.83%   37.29%    17.75%    17.24%    14.43%     12.77%
Standard & Poors 500 Index (Dividends Reinvested).   2.29%   17.52%   17.94%    27.39%    26.75%    18.83%     18.40%
Consumer Price Index..............................   1.42%    2.03%    3.69%     2.28%     2.50%     2.90%      3.20%

Ending value of $10,000 invested in Nicholas II, Inc
(Distributions Reinvested) ........................ $9,889  $11,324  $10,457   $14,839   $21,121   $36,506    $68,459


     The first quarter of 2000, as well as other periods for Nicholas II, was adversely affected by the Fund's lack of very speculative technology and biotechnology stocks most of which were not making money, yet had huge returns. When taking out speculative stocks, small company stocks have been lackluster performers over the last few years. This is not an excuse for our performance, it merely reflects our conservative nature. We will not perform well when the markets are driven by speculation. We will, however, likely perform better when the speculative selloff occurs, as was evident during the most recent correction.

     As I mentioned in our last letter, we are diligently looking at ways to make investments in new economy companies. This latest correction has given us a good opportunity to invest in some of these types of companies at much more reasonable valuations. The areas of investment include telecommunication broadband service providers and wireless service providers as well as telecom, internet, and wireless infrastructure companies. We also have added some software companies in the areas of security and internet infrastructure. Finally, we have expanded to include some names in the IT (information technology) services area which focus on helping mainstream companies build out their internet presence. As of May 25, the portfolio contained 37% in the technology field. The majority of our technology holdings have recurring revenue, and generate profit and cash flow. These areas of the economy continue to grow rapidly. If we make good decisions about the end markets and managements of these companies, our performance should improve.

     In assessing the rest of the year, we feel the volatility will continue as the market digests and sorts out the winners and losers from the many IPOs that went public last year, as well as the movement of interest rates throughout the rest of the year.

     Thank you for your continued support.

                                        Sincerely,

                                        /s/ David O. Nicholas

                                        David O. Nicholas
                                        President


* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[CAPTION]

                                           Six Months
                                             Ended
                                            March 31,                 Year ended September 30,
                                              2000       --------------------------------------------------------
                                           (unaudited)       1999       1998       1997       1996       1995
                                           -----------      ------     ------     ------     ------     ------

NET ASSET VALUE, BEGINNING OF PERIOD         $31.83         $34.78     $40.65     $33.34     $30.07     $26.71

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................       .03            .01        .13        .08        .10        .24
  Net gains (losses) on securities
     (realized and unrealized)...........    $ 4.18           1.18       (.69)     10.47       5.84       5.22
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......    $ 4.21           1.19       (.56)     10.55       5.94       5.46
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS:
  From net investment income.............      (.01)          (.13)      (.08)      (.08)      (.18)      (.21)
  From captial gains ....................      (.47)         (4.01)     (5.23)     (3.16)     (2.49)     (1.89)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................      (.48)         (4.14)     (5.31)     (3.24)     (2.67)     (2.10)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $35.56         $31.83     $34.78     $40.65     $33.34     $30.07
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------

TOTAL RETURN.............................    13.24%**        2.50%    (1.66)%     34.94%     21.35%     22.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).....    $819.4         $874.1     $960.0     $994.4     $774.8     $682.2
Ratio of expenses to average net assets..      .63%*          .61%       .59%       .61%       .62%       .66%
Ratio of net investment income
  to average net assets..................      .14%*          .03%       .33%       .23%       .29%       .68%
Portfolio turnover rate..................    79.05%*        21.03%     20.47%     30.21%     24.47%     19.63%


  *Annualized.
 **Not annualized.

The accompanying notes to financial statements are an integral part of these statements.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2000 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                            Percentage of
                                                             Net Assets
                                                          ----------------
Fiserv, Inc. .............................................      3.75%
Protective Life Corporation ..............................      3.45%
Sybron International Corporation..........................      3.12%
Artesyn Technologies, Inc.................................      2.95%
Forest Laboratories, Inc..................................      2.70%
CVS Corporation ..........................................      2.61%
General Motors Corporation - Class H......................      2.55%
Elan Corporation, plc.....................................      2.51%
Marshall & Ilsley Corporation.............................      2.48%
Qwest Communications International Inc....................      2.21%
                                                               -------
          Total of top ten ...............................     28.33%
                                                               -------
                                                               -------


Schedule of Investments
March 31, 2000 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COMMON STOCKS - 97.14%
              Communication Services - 4.05%
    98,000    FLAG Telecom Holdings Limited *      $  2,217,250
   380,000    Global TeleSystems Group, Inc. *        7,790,000
   175,000    Nextel Partners, Inc. *                 5,075,000
   372,590    Qwest Communications
               International Inc. *                  18,070,615
                                                 --------------
                                                     33,152,865
                                                 --------------

              Consumer Cyclicals - Products - 1.65%
   643,100    Thermo Instrument Systems Inc. *       13,545,294
                                                 --------------

              Consumer Cyclicals - Retail - 5.35 %
   374,500    Fastenal Company                       17,929,187
   157,800    Kohl's Corporation *                   16,174,500
   685,000    O'Reilly Automotive, Inc. *             9,718,438
                                                 --------------
                                                     43,822,125
                                                 --------------

              Consumer Cyclicals - Services - 2.87%
   367,500    Cintas Corporation                     14,401,406
   466,062    G&K Services, Inc.                      9,110,067
               - Class A
                                                 --------------
                                                     23,511,473
                                                 --------------

              Consumer Staples -
               Drug, Retail, Food & Beverage - 3.40%
   569,948    CVS Corporation                         21,408,672
   200,000    Outback Steakhouse, Inc. *               6,412,500
                                                  --------------
                                                      27,821,172
                                                  --------------

              Consumer Staples -
               Media & Entertainment - 7.45%
   222,865    Clear Channel
               Communications, Inc. *                 15,391,614
   310,000    go.com *                                 6,471,250
   358,926    International Speedway Corporation
               - Class A                              16,129,237
   120,000    Lamar Advertising Company *              5,460,000
   780,000    USA Networks, Inc. *                    17,598,750
                                                  --------------
                                                      61,050,851
                                                  --------------
              Financial - Banks & Diversified
               Financials - 4.72%
   157,030    Fifth Third Bancorp                      9,892,890
   351,200    Marshall & Ilsley Corporation           20,281,800
   460,000    National Commerce Bancorporation         8,510,000
                                                  --------------
                                                      38,684,690
                                                  --------------

              Financial - Insurance - 5.13%
   470,000    Nationwide Financial Services, Inc.     13,747,500
   890,000    Protective Life Corporation             28,257,500
                                                  --------------
                                                      42,005,000
                                                  --------------

              Health Care - Products - 16.50%
   340,000    BioChem Pharma Inc.*                     7,522,500
   100,000    Biogen, Inc. *                           6,987,500
   455,000    Biomet, Inc.                            16,550,625
   370,000    Boston Scientific Corporation *          7,885,625
   432,400    Elan Corporation, plc *                 20,539,000
   262,000    Forest Laboratories, Inc. *             22,139,000
   225,500    Guidant Corporation *                   13,262,219
   881,300    Sybron International Corporation *      25,557,700
   371,166    Watson Pharmaceuticals, Inc. *          14,730,650
                                                  --------------
                                                     135,174,819
                                                  --------------

              Health Care - Services - 9.66%
   342,168    Cardinal Health, Inc.                   15,696,957
 1,126,383    Health Management
               Associates, Inc.-Class A *             16,050,958
   700,000    IMS Health Incorporated                 11,856,250
   358,750    Manor Care, Inc. *                       4,843,125
 1,083,036    PSS World Medical, Inc. *                7,344,392
   214,400    Patterson Dental Company *               8,200,800
   700,000    Renal Care Group, Inc. *                15,181,250
                                                  --------------
                                                      79,173,732
                                                  --------------

              Technology - Communication
               Equipment - 6.55%
   305,000    ADC Telecommunications, Inc. *          16,431,875
   275,000    Andrew Corporation *                     6,290,625
   420,000    Harris Corporation                      14,516,250
    70,000    Tekelec *                                2,598,750
   220,000    Tellabs, Inc. *                         13,856,568
                                                  --------------
                                                      53,694,068
                                                  --------------

              Technology - Hardware - 7.36%
    87,000    Apple Computer, Inc. *                  11,815,687
 1,278,400    Artesyn Technologies, Inc. *            24,209,700
   195,000    Brooks Automation, Inc. *               12,187,500
    70,000    Microchip Technology
               Incorporated *                          4,602,500
   150,000    Zebra Technologies Corporation
               - Class A *                             7,500,000
                                                  --------------
                                                      60,315,387
                                                  --------------

              Technology - Services - 17.32%
   550,000    Concord EFS, Inc. *                     12,615,625
   530,100    DBT Online, Inc. *                       9,839,981
   825,625    Fiserv, Inc. *                          30,702,930
   167,500    General Motors Corporation
               - Class H *                            20,853,750
   645,000    Keane, Inc. *                           16,286,250
   550,000    Loral Space & Communications Ltd. *      5,603,125
   322,500    PanAmSat Corporation *                  15,822,656
   315,000    Paychex, Inc.                           16,498,125
   155,000    Predictive Systems, Inc. *               7,062,188
   150,000    Proxicom, Inc. *                         6,646,875
                                                  --------------
                                                     141,931,505
                                                  --------------

              Technology - Software - 3.19%
    35,000    Business Objects S.A. *                 3,482,500
    57,500    Citrix Systems, Inc. *                  3,809,375
    70,000    Entrust Technologies Inc. *             5,955,467
    45,000    ISS Group, Inc. *                       5,242,500
   100,000    Rational Software Corporation *         7,650,000
                                                 --------------
                                                     26,139,842
                                                 --------------

              Transportation - 1.94%
   400,000    Expeditors International
               of Washington, Inc.                   15,900,000
                                                 --------------
               TOTAL COMMON STOCKS
                (cost $546,000,961)                 795,922,823
                                                 --------------
CORPORATE BOND - 0.43 %
              Health Care - Services - 0.43%
$6,000,000    Emeritus Corporation
               6.25% due January 1, 2006
               (cost $4,980,500)                      3,540,000
                                                 --------------

SHORT-TERM INVESTMENTS - 2.27%
              Commercial Paper - 0.91 %
 2,500,000    WICOR Industries, Inc.
               6.30%, due April 4, 2000               2,499,562
 2,000,000    Marcus Corporation
               6.35%, due April 6, 2000               1,998,942
 3,000,000    Banta Corporation
               6.30%, due April 10, 2000              2,996,325
                                                 --------------
                                                      7,494,829
                                                 --------------
              Variable Rate Demand Note - 1.36%
11,150,837    Firstar Bank U.S.A., N.A.
               5.80%, due April 3, 2000              11,150,837
                                                 --------------
               TOTAL SHORT-TERM INVESTMENTS
                (cost $18,640,493)                   18,645,666
                                                 --------------
               TOTAL INVESTMENTS
                (cost $569,621,954) - 99.84%        818,108,489
                                                 --------------
              OTHER ASSETS,
               NET OF LIABILITIES - 0.16%             1,277,910
                                                 --------------
               TOTAL NET ASSETS
                (Basis of percentages
                disclosed above) - 100%            $819,386,399
                                                 --------------
                                                 --------------


 * Nondividend paying security.

       The accompanying notes to financial statements
           are an integral part of this schedule.
Historical Record (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[CAPTION]

                                               Net Investment                        Dollar         Growth of
                                  Net             Income       Capital Gain         Weighted        An Initial
                               Asset Value     Distributions   Distributions     Price/Earnings      $10,000
                                Per Share        Per Share       Per Share          Ratio**        Investment***
                               -----------     --------------  -------------     --------------     ----------

October 17, 1983*               $10.00            $  ---           $ ---             ---              $10,000
September 30, 1986...........    16.90             0.1630          0.0610            15.0 times        17,581
September 30, 1987...........    21.01             0.4200          0.5130            20.9              23,108
September 30, 1988...........    18.58             0.3380          1.3030            15.0              22,766
September 30, 1989...........    21.76             0.3350          0.0800            17.1              27,291
September 30, 1990...........    17.39             0.3124          0.6686            14.8              22,888
September 30, 1991...........    23.87             0.3422          0.1434            17.8              32,250
September 30, 1992...........    24.53             0.2447          0.4042            17.3              34,052
September 30, 1993...........    26.94             0.2350          0.8000            18.1              38,885
September 30, 1994...........    26.71             0.2000          1.4700            18.5              41,020
September 30, 1995...........    30.07             0.2056          1.8944            20.8              50,205
September 30, 1996...........    33.34             0.1750          2.4979            28.9              60,922
September 30, 1997...........    40.65             0.0779          3.1621            31.4              82,206
September 30, 1998...........    34.78             0.0810          5.2282            28.6              80,845
September 30, 1999...........    31.83             0.1337          4.0049            29.0              82,864
March 31, 2000...............    35.56             0.0100(a)       0.4701(a)         33.6              93,835



  *Date of Initial Public Offering.                             (a) Paid December 23, 1999 to shareholders of
 **Based on latest 12 months accomplished earnings.                 record December 22, 1999.
***Assuming reinvestment of all distributions.


  Range in quarter end price/earnings ratios
        High                          Low
--------------------      ---------------- -------
March 31, 2000  33.6      September 30, 1985  11.7

Statement of Assets and Liabilities
March 31, 2000 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (cost $569,621,954)(Note 1 (a))..................   $818,108,489
     Cash.......................................................................................        116,564
     Receivables --
          Investment securities sold ...........................................................      3,705,965
          Dividend and interest ................................................................        312,069
                                                                                                 --------------
               Total receivables ...............................................................      4,018,034
                                                                                                 --------------
               Total assets ....................................................................    822,243,087
                                                                                                 --------------

LIABILITIES:
     Payables --
          Investment securities purchased ......................................................      2,150,000
          Management fee (Note 2) ..............................................................        381,300
          Other payables and accrued expenses ..................................................        325,388
                                                                                                 --------------
                     Total liabilities .........................................................      2,856,688
                                                                                                 --------------
                     Total net assets ..........................................................   $819,386,399
                                                                                                 --------------
                                                                                                 --------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding ........................................................ $  360,111,309
     Net unrealized appreciation on investments (Note 3) .......................................    248,481,362
     Accumulated undistributed net realized gains on investments ...............................    210,442,485
     Accumulated undistributed net investment income............................................        351,243
                                                                                                 --------------
                                                                                                   $819,386,399
                                                                                                 --------------
                                                                                                 --------------

NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized), offering price and redemption price  ($819,386,399 ./. 23,045,566 shares
     outstanding) ..............................................................................         $35.56
                                                                                                         ------
                                                                                                         ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2000 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


INCOME:
    Dividend..................................................    $  1,676,111
    Interest..................................................       1,674,287
                                                                  ------------
                                                                     3,350,398
                                                                  ------------

EXPENSES:
    Management fee (Note 2) ..................................       2,301,272
    Transfer agent fees ......................................         267,430
    Postage and mailing.......................................          45,024
    Registration fees.........................................          36,215
    Custodian ................................................          21,025
    Legal fees ...............................................          19,614
    Printing .................................................          13,585
    Audit and tax consulting fees.............................          10,000
    Directors' fees ..........................................           7,500
    Insurance ................................................           6,093
    Telephone ................................................           5,554
    Pricing and accounting ...................................           5,075
    Other ....................................................             985
                                                                  ------------
                                                                     2,739,372
                                                                  ------------
          Net investment income...............................         611,026
                                                                  ------------


NET REALIZED GAIN ON INVESTMENTS: ............................     210,444,508

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS .......    (101,859,577)
                                                                  ------------
          Net realized and unrealized gains on investments ...     108,584,931
                                                                  ------------
          Net increase in net assets resulting from operations    $109,195,957
                                                                  ------------
                                                                  ------------


           The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2000 (unaudited) and the year ended September 30, 1999
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
[CAPTION]

                                                                             2000                 1999
                                                                       ---------------        ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income ............................................ $      611,026         $    270,041
    Net realized gain on investments .................................    210,444,508           22,672,428
    Net increase (decrease) in unrealized appreciation on investments    (101,859,577)          11,314,637
                                                                       --------------         ------------
             Net increase in net assets
               resulting from operations..............................    109,195,957           34,257,106
                                                                       --------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.0100 and $0.1337 per share, respectively) ..................       (259,783)          (3,694,992)
    Distributions from net realized gains on investment transactions
      ($0.4701 and $4.0049 per share, respectively) ..................    (12,212,372)        (110,681,240)
                                                                       --------------         ------------
            Total distributions.......................................    (12,472,155)        (114,376,232)
                                                                       --------------         ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (2,101,255 and 4,328,067
      shares, respectively) ..........................................     70,773,029          154,027,842
    Reinvestment of distributions
      (329,925 and 3,119,952 shares, respectively) ...................     11,623,249          107,638,328
    Cost of shares redeemed (6,848,565 and 7,591,153 shares,
      respectively) ..................................................   (233,878,970)        (267,431,680)
                                                                       --------------         ------------
             Decrease in net assets derived from capital
               share transactions ....................................   (151,482,692)          (5,765,510)
                                                                       --------------         ------------
             Total decrease in net assets ............................    (54,758,890)         (85,884,636)
                                                                       --------------         ------------

NET ASSETS:
   Beginning of period (including undistributed net investment
    income of $3,168,886 in fiscal 1999)..............................    874,145,289          960,029,925
                                                                       --------------         ------------
   End of period (including undistributed net investment
    income of $351,243 in fiscal 2000) ...............................   $819,386,399         $874,145,289
                                                                       --------------        -------------
                                                                       --------------        -------------


             The accompanying notes to financial statements
                are an integral part of these statements.

Notes to Financial Statements
March 31, 2000 (unaudited)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is growth in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific identification.

    (c) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gains on investments and accumulated undistributed net investment income. Accordingly, at March 31, 2000, no reclassifications were recorded.

    (e) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (f) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million, .60 of 1% on an annual basis of the average net asset value over $50 million up to and including $100 million and .50 of 1% on an annual basis of the average net asset value in excess of $100 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of March 31, 2000, based on investment cost for federal tax purposes is as follows:

       Aggregate gross unrealized appreciation on investments.. $288,690,947 Aggregate gross unrealized depreciation on investments.. (40,209,585)
                                                                ------------
           Net unrealized appreciation ........................ $248,481,362
                                                                ------------
                                                                ------------

(4) Investment Transactions --
    For the period ended March 31, 2000, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $325,132,724 and $405,606,807, respectively.


AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------
The Nicholas Family of Fund's Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results.
Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

[CAPTION]

                                                                                                   Nicholas II
                                                                                               ---------------------
$1,000 initial investment on .............................................................     10/17/83*    3/31/90
Number of years of investing $100 each month following the date of initial investment.....         16.5          10
Total cash invested ......................................................................      $20,800     $13,000
Total dividends and capital gains distributions reinvested ...............................      $33,382     $10,002
Total full shares owned 3/31/00 ..........................................................        2,174         797
Total market value on 3/31/00 ............................................................      $77,299     $28,324

The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.

*Date of initial offering.

-------------------------------------------------------------------------------

Nicholas Family of Funds
Services Offered
===============================================================================

IRA
  Traditional      Simple       Educational
  Roth             SEP

Self-employed Master Retirement Plan
  Profit Sharing   Money Purchase

Automatic Investment Plan

Direct Deposit of Dividend and Capital Gain Distributions

Systematic Withdrawal Plan with Direct Deposit

Monthly Automatic Exchange between Funds

Telephone Redemption (Regular accounts only)

Telephone Exchange

24 hour Automated Account Information (1-800-544-6547)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987)

                   Officers and Directors

                   ALBERT O. NICHOLAS, President and Director

                   ROBERT H. BOCK, Director

                   MELVIN L. SCHULTZ, Director

                   RICHARD SEAMAN, Director

                   DAVID L. JOHNSON, Executive Vice President

                   THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                   LYNN S. NICHOLAS, Senior Vice President

                   JEFFREY T. MAY, Senior Vice President and Treasurer

                   MARK J. GIESE, Vice President

                   CANDACE L. LESAK, Vice President

                   TRACY C. EBERLEIN, Assistant Vice President

                   KATHLEEN A. EVANS, Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                           Transfer Agent
                   FIRSTAR MUTUAL FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547

                               Custodian
                 FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                        Milwaukee, Wisconsin

                               Auditors
                          ARTHUR ANDERSEN LLP
                          Milwaukee, Wisconsin

                               Counsel
                      MICHAEL, BEST & FRIEDRICH LLP
                          Milwaukee, Wisconsin
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        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.